ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2026
ACCOUNTS RECEIVABLE.
Schedule of accounts receivable

	June 30,	December 31,
	2026	2025
Accounts receivable	$25,161,568	$—
Allowance for CECL	(251,616)	—
Accounts receivable, net	$24,909,952	$—

Schedule of CECL rates used to calculate current expected credit losses

The following CECL rates were used to calculate expected credit losses for the six months ended June 30, 2026.

Age of accounts receivable	Current
Historical loss rate	0.00%
Adjustment rate	1.00%
CECL rate	1.00%